UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-5740

Name of Registrant: Putnam Managed Municipal Income Trust

Address of Principal Executive Offices: One Post Office Square Boston, Massachusetts 02109

Name and address of agent of service: Beth S. Mazor, Vice President Putnam Managed Municipal Income Trust One Post Office Square Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110

Registrant's telephone number including area code: (617) 292-1000

Date of fiscal year end: 10/31

Date of Reporting Period: 07/01/2005 - 06/30/2006

Item 1. Proxy Voting Record
==================== PUTNAM MANAGED MUNICIPAL INCOME TRUST =====================
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PUTNAM MANAGED MUNICIPAL INCOME TRUST _______________________________________________________________________ (Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer and Principal Executive Officer _______________________________________________________________________ (Signature & Title)

Date: August 11, 2006